CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
REVEUNUES	$ 113,891,989	$ 122,397,886	$ 118,616,971
COST OF GOODS SOLD	102,353,957	111,611,457	96,588,172
GROSS PROFIT	11,538,032	10,786,429	22,028,799
Selling expenses	625,500	917,074	1,216,504
General and administrative expenses	3,485,118	3,950,934	2,747,514
Total Operating Expenses	4,110,618	4,868,008	3,964,018
INCOME (LOSS) FROM OPERATIONS	7,427,414	5,918,421	18,064,781
Financial expenses, net	(2,696,966)	(3,556,045)	(3,480,766)
Other income, net	558,426	911,430	609,666
INCOME BEFORE INCOME TAX	5,288,874	3,273,806	15,193,681
INCOME TAX	(1,219,030)	(557,428)	(2,139,029)
NET INCOME	4,069,844	2,716,378	13,054,652
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	426,440	335,099	1,506,947
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	3,643,404	2,381,279	11,547,705
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	1,647,348	703,573	3,102,645
TOTAL OTHER COMPREHENSIVE INCOME	1,647,348	703,573	3,102,645
COMPREHENSIVE INCOME	$ 5,290,752	$ 3,084,852	$ 14,650,350
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.18	$ 0.12	$ 0.58
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,901,959	19,942,333	20,000,000